CONVERTIBLE NOTES - Summary of Changes In Convertible Notes, Net of Unamortized Discount (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
CONVERTIBLE NOTES
Balance at January 1,	¥ 60,984,058
Issuance of convertible debt, face value	43,061,400
Debt discount from extension fee	(2,251,078)
Modified the CB principal	2,988,816
Repayments of convertible notes	(42,903,059)
Conversion of convertible debt into ordinary shares	(21,084,738)
Amortization of debt discount	25,392,044
Exchange rate change on convertible notes face value	491,308
Convertible debt-current, at December 31	49,932,651	$ 7,032,867
Convertible debt-non current	16,746,100
Convertible notes, net at December 31	¥ 66,678,751